                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: April 30
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                    Date of reporting period: July 31, 2005
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This Form N-Q pertains to the following series of the Registrant: MFS Bond
Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) RESEARCH BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005
ISSUER                                                                                          PAR AMOUNT                $ VALUE
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
BONDS - 93.7%
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ADVERTISING & BROADCASTING - 0.5%
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Allbritton Communications Co., 7.75%, 2012                                                   $   2,886,000         $    2,889,608
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News America Holdings, 7.75%, 2024                                                                 598,000                708,906
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News America Holdings, 8.5%, 2025                                                                  120,000                151,516
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News America, Inc., 6.2%, 2034                                                                   3,735,000              3,881,502
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                                                                                                                   $    7,631,532
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AIRLINES - 0.3%
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Continental Airlines, Inc., 6.648%, 2017                                                     $   3,637,646         $    3,584,423
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ALCOHOLIC BEVERAGES - 0.3%
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Miller Brewing Co., 5.5%, 2013##                                                             $   4,860,000         $    4,993,169
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ASSET BACKED & SECURITIZED - 9.7%
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Aesop Funding II LLC, 2.78%, 2007##                                                          $   3,494,000         $    3,436,069
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AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                              273,980                274,673
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AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                            3,474,000              3,459,996
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Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                  960,893                957,922
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Amresco Commercial Mortgage Funding I, 7%, 2029                                                    558,000                571,989
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ARCap, Inc., "G", 6.1%, 2045##                                                                   2,354,000              2,186,363
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ARCap, Inc., "H", 6.1%, 2045##                                                                   1,200,897              1,128,843
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Asset Securitization Corp., 7.525%, 2029                                                         1,077,289              1,159,160
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Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2031                                       96,704                 98,779
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Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             3,434,786              3,487,208
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Capital One Auto Finance Trust, 4.79%, 2009                                                        368,401                369,158
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Capital One Auto Finance Trust, 3.18%, 2010                                                      2,393,000              2,353,086
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Centex Home Equity Loan Trust, 4.14%, 2028                                                       3,939,000              3,881,762
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Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                          1,596,000              1,675,280
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Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                  718,000                744,388
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Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                3,008,000              3,234,285
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Commercial Mortgage Acceptance Corp., 6.49%, 2031                                                1,609,652              1,675,770
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CPS Auto Receivables Trust, 3.5%, 2009##                                                           130,081                129,756
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CPS Auto Receivables Trust, 3.52%, 2009##                                                          337,691                336,108
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CPS Auto Receivables Trust, 2.89%, 2009##                                                          554,223                547,988
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Credit Suisse First Boston Mortgage Securities Corp., 6.878%, 2018##                             2,255,000              2,465,923
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Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                                3,180,000              3,407,005
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Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                                3,380,000              3,600,383
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CRIIMI MAE CMBS Corp., 6.701%, 2030##                                                               10,000                 10,220
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CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                 1,906,000              1,963,180
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          1,240,819              1,288,014
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            1,635,000              1,561,425
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Drive Auto Receivables Trust, 2.5%, 2009##                                                       2,314,000              2,253,560
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E*TRADE RV & Marine Trust, 3.62%, 2018                                                             994,000                973,486
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Falcon Franchise Loan LLC, 7.382%, 2010##                                                        1,855,495              1,947,372
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Falcon Franchise Loan LLC, FRN, 3.4002%, 2023^^##                                                  647,124                 80,034
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Falcon Franchise Loan LLC, FRN, 4.1108%, 2025^^                                                 10,079,835              1,719,704
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First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                 1,556,000              1,710,081
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First Union National Bank Commercial Mortgage Trust, FRN, 0.9629%, 2043^^##                     24,590,711              1,068,899
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First Union-Lehman Brothers Bank of America, FRN, 0.5074%, 2035^^                               27,060,979                541,022
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First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                               1,402,467              1,445,477
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First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                               2,933,938              3,040,630
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First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                             798,000                917,429
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GE Capital Commercial Mortgage Corp., 6.269%, 2035                                               2,042,000              2,202,134
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Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                 4,630                  4,633
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Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                    5,908,072              6,069,465
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Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                                    5,335,000              5,251,662
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Household Automotive Trust, 3.44%, 2009                                                          1,197,000              1,189,461
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Hyundai Auto Receivables Trust, 2.8%, 2007##                                                       169,391                169,062
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IKON Receivables Funding LLC, 3.27%, 2011                                                        1,994,000              1,970,524
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2149%, 2041                       4,431,054              4,546,251
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                        4,329,863              4,373,136
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Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                   1,161,923              1,238,772
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.5224%, 2035^^                         30,515,343                630,944
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Long Beach Auto Receivables Trust, 2.841%, 2010                                                  3,221,000              3,130,298
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Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                508,426                525,999
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MFN Auto Receivables Trust, 5.07%, 2007##                                                              676                    677
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Morgan Stanley Capital I, Inc., 6.86%, 2029                                                      1,157,000              1,183,716
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Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                     3,362,000              3,499,754
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Morgan Stanley Capital I, Inc., 6.48%, 2030                                                      2,076,000              2,160,086
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Morgan Stanley Capital I, Inc., FRN, 7.3724%, 2030                                                 630,000                670,641
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Morgan Stanley Capital I, Inc., FRN, 0.9428%, 2031^^##                                          21,604,020                630,857
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Mortgage Capital Funding, Inc., 6.663%, 2030                                                       935,634                974,963
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Mortgage Capital Funding, Inc., 6.337%, 2031                                                     2,120,621              2,200,945
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Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^^                                            17,137,950                315,018
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                               1,433,301              1,500,107
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Nationslink Funding Corp., FRN, 0.5141%, 2030^^                                                  8,432,505                164,580
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New Century Home Equity Loan Trust, 4.532%, 2035                                                 3,000,000              2,973,397
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Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 3,000,000              2,959,973
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Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                        2,038,504              2,027,890
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Prudential Securities Secured Financing Corp., FRN, 6.9478%, 2013                                1,838,000              2,014,901
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Residential Asset Mortgage Products, Inc., 3.18%, 2027                                             868,758                866,252
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Residential Asset Mortgage Products, Inc., 3.878%, 2035                                          2,895,869              2,862,119
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Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    2,727,000              2,682,919
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Salomon Brothers Mortgage Securities, Inc., FRN, 7.1418%, 2032##                                 3,262,500              3,615,766
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SLM Student Loan Trust, 2.99%, 2022##                                                            1,111,000              1,092,280
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SLM Student Loan Trust, 3.39%, 2033                                                              1,994,000              1,943,572
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Structured Asset Securities Corp., FRN, 4.67%, 2035                                              4,852,858              4,791,120
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TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                           976,469              1,009,266
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Triad Auto Receivables Trust, 2.48%, 2008                                                          861,902                856,761
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Triad Auto Receivables Trust, 3.24%, 2009                                                        1,149,620              1,142,034
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       3,464,804              3,503,215
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WFS Financial, Inc., 2.39%, 2007                                                                    31,490                 31,462
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                                                                                                                   $  140,679,039
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AUTOMOTIVE - 1.7%
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Ford Motor Credit Co., 5.625%, 2008                                                          $   4,103,000         $    3,921,446
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Ford Motor Credit Co., 5.7%, 2010                                                                4,802,000              4,525,606
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Ford Motor Credit Co., 7.875%, 2010                                                              3,878,000              3,914,100
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General Motors Acceptance Corp., 6.75%, 2014                                                     6,282,000              5,916,915
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General Motors Corp., 7.125%, 2013                                                               1,543,000              1,450,420
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General Motors Corp., 8.375%, 2033                                                                 805,000                726,513
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Navistar International Corp., 7.5%, 2011                                                         3,230,000              3,334,975
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                                                                                                                   $   23,789,975
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BANKS & CREDIT COMPANIES - 6.9%
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Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $   3,478,000         $    4,903,597
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                    4,723,000              4,799,749
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Bank of America Corp., 7.4%, 2011                                                               10,550,000             11,981,656
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Barclays Bank PLC, 8.55% to 2011, FRN to 2049##                                                    902,000              1,067,411
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Barclays Bank PLC, FRN, 6.86%, 2032##                                                            1,596,000              1,816,679
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BNP Paribas, 5.186% to 2015, FRN to 2049##                                                       5,503,000              5,461,540
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##                                   5,656,000              5,463,204
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Citigroup, Inc., 5.625%, 2012                                                                    2,622,000              2,743,595
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Citigroup, Inc., 5%, 2014                                                                        8,511,000              8,521,792
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Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                               1,885,000              1,891,434
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Credit Suisse First Boston (USA), Inc., 5.125%, 2014                                               805,000                816,688
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DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                         3,015,000              3,394,411
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HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           3,295,000              3,484,374
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J.P. Morgan Chase & Co., 5.125%, 2014                                                            4,868,000              4,897,208
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Kazkommerts International B.V., 8.5%, 2013                                                       3,553,000              3,787,498
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Mizuho Financial Group, Inc., 5.79%, 2014##                                                      4,482,000              4,664,780
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Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                               1,635,000              1,794,229
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Popular North America, Inc., 4.25%, 2008                                                         1,994,000              1,975,470
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RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                3,191,000              3,479,186
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Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                             2,349,000              2,488,817
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UFJ Finance Aruba AEC, 6.75%, 2013                                                               6,176,000              6,790,376
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UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                                1,766,000              2,093,450
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Wachovia Corp., 4.875%, 2014                                                                     4,544,000              4,511,074
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Wachovia Corp., 6.605%, 2025                                                                     2,393,000              2,736,680
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Wells Fargo & Co., 6.45%, 2011                                                                   4,052,000              4,398,243
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                                                                                                                   $   99,963,141
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BROADCAST & CABLE TV - 0.7%
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Comcast Corp., 5.65%, 2035                                                                   $   2,700,000         $    2,633,642
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TCI Communications Financing III, 9.65%, 2027                                                       20,000                 22,118
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TCI Communications, Inc., 9.8%, 2012                                                             1,529,000              1,908,088
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Time Warner Entertainment Co. LP, 8.375%, 2033                                                   4,135,000              5,420,733
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                                                                                                                   $    9,984,581
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BROKERAGE & ASSET MANAGERS - 1.1%
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Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   4,413,000         $    4,605,226
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Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      1,596,000              1,702,337
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Merrill Lynch & Co., Inc., 5.45%, 2014                                                           2,936,000              3,041,027
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     2,957,000              3,225,102
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Morgan Stanley Group, Inc., 5.3%, 2013                                                             742,000                758,028
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Morgan Stanley Group, Inc., 4.75%, 2014                                                          2,500,000              2,430,005
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                                                                                                                   $   15,761,725
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BUILDING - 0.4%
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American Standard Cos., Inc., 7.375%, 2008                                                   $   1,072,000         $    1,135,376
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American Standard Cos., Inc., 7.625%, 2010                                                       3,760,000              4,149,446
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                                                                                                                   $    5,284,822
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CHEMICALS - 0.2%
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ARCO Chemical Co., 9.8%, 2020                                                                $   2,190,000         $    2,452,800
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Dow Chemical Co., 5.75%, 2008                                                                      775,000                802,490
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                                                                                                                   $    3,255,290
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CONGLOMERATES - 0.7%
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Kennametal, Inc., 7.2%, 2012                                                                 $   2,796,000         $    3,067,215
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Tyco International Group S.A., 6.75%, 2011                                                       6,089,000              6,665,756
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                                                                                                                   $    9,732,971
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DEFENSE ELECTRONICS - 0.3%
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BAE Systems Holdings, Inc., 4.75%, 2010##                                                    $   4,131,000         $    4,097,849
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ENERGY - INDEPENDENT - 0.8%
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Apache Corp., 7.375%, 2047                                                                   $      37,000         $       48,475
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Chesapeake Energy Corp., 6.875%, 2016                                                            2,940,000              3,050,250
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Kerr-McGee Corp., 6.875%, 2011                                                                   3,914,000              4,193,377
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Ocean Energy, Inc., 4.375%, 2007                                                                   798,000                792,847
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Ocean Energy, Inc., 7.25%, 2011                                                                  3,181,000              3,523,533
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                                                                                                                   $   11,608,482
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ENERGY - INTEGRATED - 0.2%
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Amerada Hess Corp., 7.3%, 2031                                                               $   2,872,000         $    3,407,729
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ENTERTAINMENT - 0.2%
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Turner Broadcasting System, Inc., 8.375%, 2013                                               $     399,000         $      480,742
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Walt Disney Co., 6.75%, 2006                                                                     1,073,000              1,090,845
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Walt Disney Co., 6.375%, 2012                                                                    1,403,000              1,526,168
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                                                                                                                   $    3,097,755
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FINANCIAL INSTITUTIONS - 0.1%
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American General Finance Corp., 4.875%, 2012                                                 $   2,033,000         $    2,014,120
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
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Cadbury Schweppes PLC, 5.125%, 2013##                                                        $   5,462,000         $    5,438,229
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Coca-Cola HBC Finance B.V., 5.125%, 2013                                                         1,474,000              1,501,854
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Kraft Foods, Inc., 6.25%, 2012                                                                   3,464,000              3,739,229
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                                                                                                                   $   10,679,312
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FOREST & PAPER PRODUCTS - 0.4%
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Georgia-Pacific Corp., 7.25%, 2028                                                           $   3,802,000         $    4,087,150
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MeadWestvaco Corp., 6.85%, 2012                                                                  1,911,000              2,106,251
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                                                                                                                   $    6,193,401
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GAMING & LODGING - 0.6%
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Harrah's Operating Co., Inc., 5.625%, 2015##                                                 $   3,930,000         $    3,981,420
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MGM Mirage, Inc., 5.875%, 2014                                                                   4,270,000              4,157,913
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                                                                                                                   $    8,139,333
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INSURANCE - 0.7%
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American International Group, Inc., 4.25%, 2013                                              $   7,137,000         $    6,812,987
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Genworth Financial, Inc., 5.75%, 2014                                                            3,719,000              3,900,837
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                                                                                                                   $   10,713,824
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INSURANCE - PROPERTY & CASUALTY - 1.2%
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ASIF Global Financing XIX, 4.9%, 2013##                                                      $   4,444,000         $    4,431,206
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                          4,890,000              4,958,612
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Fund American Cos., Inc., 5.875%, 2013                                                           3,207,000              3,272,054
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Willis Group North America, Inc., 5.625%, 2015                                                   3,867,000              3,833,291
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                                                                                                                   $   16,495,163
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MACHINERY & TOOLS - 0.2%
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Case New Holland, Inc., 9.25%, 2011                                                          $   3,220,000         $    3,485,650
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
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HCA, Inc., 8.75%, 2010                                                                       $   4,070,000         $    4,567,366
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Mortgage Backed - 10.0%
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Fannie Mae, 7.355%, 2006                                                                     $     372,658         $      376,274
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Fannie Mae, 4.543%, 2013                                                                         2,509,077              2,482,555
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Fannie Mae, 4.845%, 2013                                                                         1,389,682              1,398,531
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Fannie Mae, 5.78%, 2013                                                                          1,582,798              1,646,725
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Fannie Mae, 4.667%, 2014                                                                         1,481,186              1,473,614
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Fannie Mae, 4.846%, 2014                                                                         3,791,885              3,815,002
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.413%, 2014                                                                         1,936,111              2,037,532
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Fannie Mae, 4.62%, 2014 - 2015                                                                   3,669,211              3,626,505
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Fannie Mae, 4.86%, 2014                                                                          1,730,379              1,740,854
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Fannie Mae, 4.85%, 2015                                                                          1,392,334              1,397,609
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Fannie Mae, 4.665%, 2015                                                                         1,280,423              1,268,894
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Fannie Mae, 4.925%, 2015                                                                         4,412,022              4,459,696
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Fannie Mae, 4.87%, 2015                                                                          1,314,207              1,320,616
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Fannie Mae, 5%, 2016 - 2020                                                                      3,104,994              3,114,903
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Fannie Mae, 5.5%, 2018 - 2035                                                                   74,943,024             75,780,302
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Fannie Mae, 4.88%, 2020                                                                          1,064,121              1,070,713
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Fannie Mae, 6.5%, 2031 - 2033                                                                    2,154,945              2,231,262
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Fannie Mae, 6%, 2034                                                                               874,181                893,264
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Fannie Mae TBA, 5.5%, 2035                                                                      12,333,000             12,375,216
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Freddie Mac, 5%, 2018 - 2020                                                                     4,103,172              4,118,560
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Freddie Mac, 5.5%, 2019                                                                          3,431,372              3,500,501
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Freddie Mac, 6%, 2033 - 2035                                                                    13,882,042             14,180,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  144,309,388
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NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $   6,895,000         $    8,069,439
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                   2,520,000              2,688,722
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Enterprise Products Operating LP, 6.65%, 2034                                                    3,364,000              3,628,959
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Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    2,916,000              3,654,031
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Kinder Morgan, Inc., 6.5%, 2012                                                                  2,548,000              2,768,412
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Magellan Midstream Partners LP, 5.65%, 2016                                                      3,272,000              3,337,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,146,587
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NETWORK & TELECOM - 1.7%
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BellSouth Corp., 6.55%, 2034                                                                 $   3,750,000         $    4,178,963
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Citizens Communications Co., 9%, 2031                                                            3,304,000              3,485,720
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Deutsche Telekom International Finance B.V., 5.25%, 2013                                           621,000                635,023
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Deutsche Telekom International Finance B.V., 8.75%, 2030                                         3,174,000              4,245,717
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Telecom Italia Capital, 6%, 2034##                                                               4,100,000              4,159,794
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Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                               806,000                818,927
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Verizon New York, Inc., 7.375%, 2032                                                             6,306,000              7,252,915
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                                                                                                                   $   24,777,059
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PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $   4,690,000         $    4,853,160
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PRECIOUS METALS & MINERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $   3,016,000         $    2,955,680
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             $   2,935,000         $    3,345,900
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                             $   2,059,000         $    2,203,130
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                    2,204,000              2,595,210
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                 1,580,000              1,696,587
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                3,523,000              3,725,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,220,552
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.7%
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Boston Properties, Inc., 5%, 2015                                                            $   3,545,000         $    3,459,952
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                     6,332,000              6,699,440
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                               3,429,000              3,616,326
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                     1,197,000              1,275,805
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                            3,188,000              3,299,717
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010##                                                            3,579,000              3,522,108
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                               1,307,000              1,322,862
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                  798,000                782,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,978,835
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $   2,086,000         $    2,492,157
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           $   1,743,000         $    1,973,948
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                    $   2,011,000         $    2,778,271
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                          4,653,000              4,862,385
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         5,220,000              5,396,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,036,831
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                           $   4,651,000         $    4,767,275
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                     $     625,000         $      791,776
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                  $  11,347,000         $   11,887,247
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                         6,622,000              7,231,939
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                                                         4,168,000              4,041,651
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                             25,020,000             24,814,611
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                       11,233,000             11,507,029
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                          61,745                 65,601
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                          87,303                 92,776
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                          83,121                 88,621
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                         434,378                447,660
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                         313,580                330,714
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                       1,899,520              1,860,383
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                       2,525,059              2,555,169
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                       2,556,663              2,575,802
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                       2,451,098              2,473,729
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       2,850,357              2,785,472
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                       3,451,173              3,579,484
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                       3,754,161              3,834,434
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                       2,384,719              2,395,824
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                       3,500,000              3,450,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   86,018,181
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 38.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75%, 2005                                                            $ 122,895,000         $  123,226,202
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                                                4,314,000              4,457,742
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                12,047,000             14,526,514
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               24,127,000             27,416,186
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006                                                                    8,489,000              8,368,957
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                   87,076,000             89,552,267
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                                 24,955,000             25,696,837
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                  6,657,000              6,620,333
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                              108,712,000            113,179,411
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                      257,000                251,318
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                  3,868,000              4,005,345
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                               27,539,000             28,668,540
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                 48,443,000             53,099,971
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                      525,000                521,473
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                 6,481,000              6,461,505
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                                    7,635,000              7,459,929
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                2,921,000              2,884,032
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                             35,896,855             36,288,059
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  552,684,621
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               $   3,900,000         $    4,387,500
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                                                            4,800,000              4,905,370
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                      4,330,000              4,749,283
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     3,307,000              4,038,631
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               2,793,000              3,204,219
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,997,000              2,124,614
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           5,540,000              6,111,390
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                  5,235,000              6,295,972
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                    1,182,000              1,230,248
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       4,490,000              4,804,300
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                        2,258,000              2,214,118
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,065,645
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,353,246,155)                                                                      $1,353,578,247
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033                         $   8,800,000              9,307,056
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"D", 5%, 2037                                                                                   15,200,000             16,022,472
---------------------------------------------------------------------------------------------------------------------------------
University of Texas Permanent University Fund, "B", 5%, 2035                                    13,025,000             13,754,009
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $39,055,838)                                                               $   39,083,537
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.31%, due 8/01/05, at Amortized Cost<@                         $  30,458,000         $   30,458,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,422,759,993)                                                                $1,423,119,784
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                  21,138,544
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,444,258,328
---------------------------------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
 @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

  FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
AMBAC = AMBAC Indemnity Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                 $1,435,100,156
                                                               ==============
Gross unrealized appreciation                                  $    9,894,290
Gross unrealized depreciation                                     (21,874,662)
                                                               --------------
      Net unrealized appreciation(depreciation)                $  (11,980,372)
                                                               ==============

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


                                                                  NET UNREALIZED
                       CONTRACTS TO                    CONTRACTS   APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE  IN EXCHANGE FOR  AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------
PURCHASES
---------
9/6/2005        GBP      837,343        $ 1,497,981   $ 1,471,240   $ (26,741)


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R)Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05

MFS(R) RESEARCH BOND FUND J

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.4%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $     310,000            $       310,387
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                               30,000                     37,879
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                 489,000                    508,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       856,447
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                 $     347,785            $       328,017
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                         $     649,000            $       666,783
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                      $     806,000            $       792,637
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                           69,320                     69,496
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                          339,000                    337,633
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                              107,577                    107,244
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                142,000                    145,560
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., "H", 6.1%, 2045##                                                                 138,945                    130,608
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                       245,761                    264,438
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2031                                   24,580                     25,108
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                           401,050                    407,171
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                     92,988                     93,179
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                    607,000                    596,876
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                        179,000                    187,892
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                              182,000                    188,689
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                        32,860                     32,778
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                       85,557                     85,155
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                      140,292                    138,714
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                              610,000                    649,773
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                               483,000                    497,490
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        314,202                    326,153
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          415,000                    396,325
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                     586,000                    570,694
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                         141,000                    138,090
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                      257,065                    269,794
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4002%, 2023^^##                                              163,808                     20,259
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1108%, 2025^^                                              2,554,416                    435,805
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                               194,000                    213,211
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.9629%, 2043^^##                  6,232,721                    270,921
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.5074%, 2035^^                            6,859,108                    137,132
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                             355,349                    366,247
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                             530,392                    549,679
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                         202,000                    232,231
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                             1,157                      1,158
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                  400,000                    410,927
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                                  400,000                    393,752
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                        303,000                    301,092
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                    42,879                     42,795
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                      506,000                    500,043
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2149%, 2041                    400,000                    410,399
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                     499,125                    504,113
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.5224%, 2035^^                      7,735,086                    159,933
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                632,000                    614,203
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                            128,699                    133,148
---------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                          169                        169
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2029                                                    293,000                    299,766
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                   500,000                    520,487
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                    507,000                    527,535
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.3724%, 2030                                             160,000                    170,322
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9428%, 2031^^##                                       5,476,000                    159,904
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                   100,410                    104,630
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^^                                         4,344,459                     79,857
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                             363,398                    380,336
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.5141%, 2030^^                                              2,137,193                     41,712
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, 4.532%, 2035                                             1,000,000                    991,132
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                      242,364                    241,102
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                         220,005                    219,371
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                  185,000                    182,010
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                          282,000                    277,248
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                            256,000                    249,526
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                       247,774                    256,096
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                      291,353                    289,430
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                     399,362                    403,789
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                 8,032                      8,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,550,992
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                      $     515,000            $       492,212
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                              514,000                    484,415
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            700,000                    706,516
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                   843,000                    794,008
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.125%, 2013                                                             218,000                    204,920
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             115,000                    103,788
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                       440,000                    454,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,240,159
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                              $     489,000            $       689,436
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                  530,000                    538,612
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                            1,427,000                  1,620,647
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 6.86%, 2032##                                                          255,000                    290,259
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049##                                                     772,000                    766,184
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##                                 755,000                    729,264
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                  465,000                    486,564
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                    1,148,000                  1,149,456
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                             303,000                    304,034
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                       338,000                    380,534
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                         554,000                    585,840
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co., 5.125%, 2014                                                         544,000                    547,264
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013                                                    428,000                    456,248
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    592,000                    616,142
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                             195,000                    213,991
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                       356,000                    352,692
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                              556,000                    606,213
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                           323,000                    342,226
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                             720,000                    791,624
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                              258,000                    305,838
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                   528,000                    524,174
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                   487,000                    556,942
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                 524,000                    568,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,422,960
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                                               $     370,000            $       360,907
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                    5,000                      5,529
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           181,000                    225,876
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                 482,000                    631,873
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,224,185
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                    $     523,000            $       545,781
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    404,000                    430,917
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                         450,000                    466,097
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   424,000                    462,443
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                         188,000                    192,061
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                        282,000                    274,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,371,404
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $     323,000            $       342,095
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                     100,000                    110,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       452,453
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $     235,000            $       263,200
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $     355,000            $       389,435
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                     833,000                    911,903
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,301,338
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                                                $     572,000            $       567,410
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                               $      10,000            $        13,101
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          290,000                    300,875
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.875%, 2011                                                                 470,000                    503,548
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                               202,000                    200,695
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                462,000                    511,749
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,529,968
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $     368,000            $       436,645
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                           $     101,000            $       121,692
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   155,000                    157,578
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                  178,000                    193,626
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       472,896
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                             $     281,000            $       278,390
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                    $     804,000            $       800,501
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B. V., 5.125%, 2013                                                      150,000                    152,835
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                 501,000                    540,806
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,494,142
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                       $     522,000            $       561,150
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                170,000                    187,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       748,519
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015##                                             $     490,000            $       496,411
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                 590,000                    574,513
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,070,924
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                          $   1,055,000            $     1,007,104
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                          434,000                    455,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,462,324
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                  $     627,000            $       625,195
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                        660,000                    669,260
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                         428,000                    436,682
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, Inc., 5.625%, 2015                                                 541,000                    536,284
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,267,421
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                      $     455,000            $       492,538
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                   $     560,000            $       628,434
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                 $      94,287            $        95,202
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                         88,527                     83,700
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2013                                                                        170,768                    177,665
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                       675,946                    672,490
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                       324,569                    319,799
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                        186,488                    184,352
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                        186,690                    187,820
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                        134,217                    133,258
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                        179,187                    179,865
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                        239,017                    235,145
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                       160,539                    159,093
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                         185,196                    183,973
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                        129,460                    130,295
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                        200,000                    199,479
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                        181,875                    182,762
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                       510,988                    516,510
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2020                                                                    835,993                    838,655
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                                8,225,145                  8,324,188
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                        197,059                    198,280
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2033                                                                  320,031                    331,162
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                           228,047                    233,026
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2035                                                                   2,960,000                  2,970,182
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2020                                                                   988,237                    991,970
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                                                        396,112                    404,092
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                        2,053,470                  2,097,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,030,518
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $     917,000            $     1,073,194
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 375,000                    400,107
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034                                                  496,000                    535,066
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                  491,000                    615,271
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                                414,000                    449,813
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                    333,000                    339,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,413,069
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                             $     545,000            $       607,343
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                          408,000                    430,440
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                      431,000                    576,529
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                             525,000                    532,657
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                           104,000                    105,668
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                           838,000                    963,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,216,472
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                        $     663,000            $       686,065
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                       $     334,000            $       327,320
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                         $     370,000            $       421,800
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 9.375%, 2012##                                                        $     226,000            $       241,820
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                                 380,000                    447,450
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                               175,000                    187,913
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                              343,000                    362,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,239,911
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                        $     488,000            $       476,292
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                   862,000                    912,021
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                             452,000                    476,693
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                   150,000                    159,875
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                          345,000                    357,090
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010##                                                          517,000                    508,782
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             200,000                    202,427
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,093,180
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $     267,000            $       318,987
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                       $     262,000            $       296,715
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                $     318,000            $       439,329
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                        499,000                    521,455
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       620,000                    640,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,601,709
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $     643,000            $       659,075
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $      83,000            $       105,148
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                     $   1,335,000            $     1,394,677
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                     1,208,000                  1,319,266
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                          1,260,000                  1,249,657
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                      15,436                     16,400
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                      21,826                     23,194
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                      20,780                     22,155
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                     110,410                    113,787
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                      79,377                     83,715
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                     481,494                    471,573
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                     640,575                    648,214
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                     648,565                    653,420
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                     595,747                    601,247
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     587,149                    573,783
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                     570,921                    592,147
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                     586,319                    598,856
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                     303,367                    304,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,666,871
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 44.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75%, 2005                                                        $   8,569,000            $     8,592,093
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                                            2,476,000                  2,558,500
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                5,000                      6,877
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                             3,733,000                  4,501,326
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                               375,000                    471,357
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                            1,941,000                  2,205,613
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006                                                                  241,000                    237,592
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                7,461,000                  7,673,176
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                                395,000                    406,742
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                293,000                    291,386
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                           25,019,000                 26,047,131
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                619,000                    640,979
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                           13,335,000                 13,881,948
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                             12,113,000                 13,277,459
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                             3,160,000                  3,150,495
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                                1,389,000                  1,357,150
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                              400,000                    394,938
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                          4,309,811                  4,356,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    90,051,542
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                           $     450,000            $       506,250
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                                                          700,000                    715,366
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                    575,000                    630,678
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   394,000                    481,167
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             323,000                    370,556
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     229,000                    243,634
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                         862,000                    950,906
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                811,000                    975,365
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                  150,000                    156,123
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                     565,000                    604,550
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                      346,000                    339,276
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,973,871
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $193,908,899)                                                                       $   193,229,802
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033                     $   1,115,000                  1,179,246
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
  "D", 5%, 2037                                                                              1,775,000                  1,871,045
---------------------------------------------------------------------------------------------------------------------------------
University of Texas Permanent University Fund, "B", 5%, 2035                                 1,650,000                  1,742,350
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $4,791,225)                                                               $     4,792,641
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.31%, due 8/01/05, at Amortized Cost<@                     $   4,205,000            $     4,205,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $202,905,124)                                                                 $   202,227,443
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                   2,395,411
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   204,622,854
---------------------------------------------------------------------------------------------------------------------------------

   ## SEC Rule 144A restriction.
   ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
    < The rate shown represents an annualized yield at time of purchase.
    @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
  FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
AMBAC = AMBAC Indemnity Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND J
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                  $ 204,191,622
                                                =============
Gross unrealized appreciation                   $     871,570
Gross unrealized depreciation                      (2,835,749)
                                                -------------
Net unrealized appreciation(depreciation)       $  (1,964,179)
                                                =============

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                                                                                              NET UNREALIZED
                               CONTRACTS TO                                  CONTRACTS         APPRECIATION
SETTLEMENT DATE              DELIVER/RECEIVE         IN EXCHANGE FOR          AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
PURCHASES
9/6/2005                 GBP         219,510               $ 392,696           $ 385,686         $ (7,010)

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05

MFS(R) MUNICIPAL LIMITED MATURITY FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 98.3%


AIRPORT & PORT REVENUE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev. "A", FSA, 5.375%, 2015                                         $   1,000,000            $     1,095,900
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), "A-2", FSA, 5.25%, 2013                          1,500,000                  1,619,175
---------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                      250,000                    262,165
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                           1,000,000                  1,135,450
---------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey (Refunding Port District
Project), "A", FSA, 5.25%, 2009                                                                550,000                    589,638
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006                                  1,000,000                  1,038,720
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                                    1,250,000                  1,314,913
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                             1,000,000                  1,062,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                            375,000                    388,988
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                            175,000                    192,785
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                       500,000                    529,375
---------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                                               500,000                    502,400
---------------------------------------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                                  500,000                    518,765
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                      750,000                    801,405
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                 200,000                    211,474
---------------------------------------------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit Metropolitan,
"D", FGIC, 5.25%, 2006                                                                       1,000,000                  1,029,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,293,833
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.2%
---------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009++++                             $     235,000            $       258,162
---------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                              500,000                    523,435
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, "A", MBIA, 5%, 2008                                        1,250,000                  1,303,550
---------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                      705,000                    771,136
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2010++++                                               310,000                    346,270
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (ARS Jail Project), 5%, 2009                                                870,000                    921,643
---------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                          425,000                    441,201
---------------------------------------------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                                         340,000                    348,939
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                                                  350,000                    369,806
---------------------------------------------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                                            1,500,000                  1,568,100
---------------------------------------------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                                           1,000,000                  1,023,310
---------------------------------------------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                                             530,000                    542,248
---------------------------------------------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                                                       1,000,000                  1,036,000
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                                              500,000                    515,100
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                 265,000                    288,879
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                 375,000                    415,054
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                 250,000                    267,620
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                  780,000                    842,213
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                                                  1,000,000                  1,066,970
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                                                    370,000                    394,028
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2013                                                                  1,030,000                  1,110,845
---------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                               820,000                    882,164
---------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                          1,000,000                  1,063,730
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                                                        1,000,000                  1,078,500
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                                          2,000,000                  2,117,020
---------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                       865,000                    901,901
---------------------------------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                                       500,000                    550,460
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011                                                                2,250,000                  2,415,037
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2012                                                                1,150,000                  1,239,044
---------------------------------------------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                                                        2,000,000                  2,169,500
---------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                                        500,000                    525,980
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "A", 5%, 2016                                     1,000,000                  1,085,520
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                     500,000                    527,705
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                        500,000                    522,485
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                                         750,000                    786,487
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                                                     1,000,000                  1,021,900
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                               400,000                    434,752
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "1", MBIA, 5%, 2017                                                        500,000                    541,550
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                                                       1,000,000                  1,074,500
---------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                              500,000                    547,260
---------------------------------------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                                            510,000                    553,860
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                                                 795,000                    799,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,192,998
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Jersey City, NJ (Refunding & General Improvement), "A", AMBAC, ETM, 4%, 2007++++         $     500,000            $       509,190
---------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010++++                                                   375,000                    426,109
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                                              1,000,000                  1,080,090
---------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                     500,000                    549,470
---------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                 300,000                    321,960
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                                         1,000,000                  1,063,950
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, State Qualified, MBIA, 5%, 2011                                             1,000,000                  1,080,520
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, "I", ETM, 5.5%, 2006++++                                                 250,000                    258,435
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008++++                                                      425,000                    454,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,743,739
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF, 4.25%, 2008                        $     500,000            $       513,900
---------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2011                                 500,000                    539,335
---------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                             600,000                    647,730
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                                          500,000                    507,180
---------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010++++                                            315,000                    353,386
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, 0%, 2008                                  500,000                    449,135
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA, 3.25%, 2006                            500,000                    501,815
---------------------------------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2008                              500,000                    522,970
---------------------------------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2019                              500,000                    534,095
---------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                    1,000,000                    884,620
---------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site Improvement),
"B", FGIC, 5%, 2010                                                                          1,000,000                  1,075,860
---------------------------------------------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006                                  500,000                    503,780
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014                            710,000                    574,922
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016                            355,000                    286,158
---------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                            1,115,000                  1,231,807
---------------------------------------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                                                 1,540,000                  1,580,887
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC, 0%, 2005                                500,000                    495,535
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public School), 4%, 2008                        500,000                    511,245
---------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009++++                                            100,000                    107,227
---------------------------------------------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                                              250,000                    252,358
---------------------------------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007                              700,000                    714,679
---------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                             500,000                    521,755
---------------------------------------------------------------------------------------------------------------------------------
Northside Texas Independent School District, PSF, 5.5%, 2016                                   850,000                    929,917
---------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010++++                                                250,000                    278,015
---------------------------------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007                                500,000                    518,140
---------------------------------------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                                        500,000                    539,775
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2010++++                               500,000                    573,860
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                 570,000                    631,326
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010++++                  150,000                    166,338
---------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                                              1,000,000                    990,620
---------------------------------------------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                                                      500,000                    520,115
---------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                                       465,000                    479,252
---------------------------------------------------------------------------------------------------------------------------------
United Independent Texas School District, Capital Appreciation, PSF, 0%, 2017                  545,000                    310,149
---------------------------------------------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007                                      410,000                    427,593
---------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011++++                                    300,000                    334,548
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,010,027
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. Refunding & Improvement, "A", 4.7%, 2005                $     320,000            $       320,368
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona Hospital), "A",
AMBAC, 5.375%, 2006                                                                            460,000                    470,275
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare
West), "I", 4.95%, 2026                                                                      3,000,000                  3,138,450
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority (Kaiser Permanente),
"D", 4.35%, 2036                                                                               600,000                    611,172
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", 5%, 2008         500,000                    520,575
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                  550,000                    574,772
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                  575,000                    601,312
---------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Health Care Systems (McKenna
Memorial), "A", 4%, 2006                                                                       170,000                    170,223
---------------------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                       500,000                    511,125
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester Medical Center), 4.75%, 2005                500,000                    501,405
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                                          200,000                    203,624
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC, 5%, 2008                              500,000                    524,920
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health
System/Sunbelt, Inc.), 3.35%, 2032                                                             500,000                    500,235
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority Hospital Rev. (Tampa
General Hospital), "A", 5%, 2007                                                               500,000                    516,090
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A",
AMBAC, 5.75%, 2009++++                                                                         250,000                    276,640
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health Systems),
AMBAC, 5.5%, 2007                                                                              440,000                    460,271
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", 5.5%, 2008           500,000                    533,615
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
MBIA, 5.375%, 2008                                                                           1,000,000                  1,066,790
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010               210,000                    229,725
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2013                                                                           700,000                    756,826
---------------------------------------------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                  750,000                    788,805
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare, Inc.),
"A", 6.125%, 2010                                                                              150,000                    159,840
---------------------------------------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009                1,000,000                  1,057,730
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement (Monroe
Regional), 4.75%, 2005                                                                         500,000                    501,505
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2006                                              240,000                    240,706
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial
Medical Center), "B", 5.25%, 2008                                                              800,000                    828,936
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical Research Corp.),
"C", 5.75%, 2006                                                                               260,000                    265,489
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
Center), "F", 5%, 2009                                                                         235,000                    245,152
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire
Health), "E", 4.5%, 2005                                                                       135,000                    135,196
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
System), 5%, 2007                                                                               95,000                     97,115
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan
Hospital), "D", 4.8%, 2006                                                                     600,000                    600,498
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health System), "A",
ETM, 5.5%, 2007++++                                                                            750,000                    791,175
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi
Regional Medical Center), 5%, 2014                                                             500,000                    520,285
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical Center), "C",
FSA, 5.15%, 2005                                                                               250,000                    250,485
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist
Health), "A-2", MBIA, 0% to 2007, 5% to 2015                                                 2,540,000                  2,430,958
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical Center),
"A", 3.6%, 2006                                                                                250,000                    248,945
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                      1,030,000                  1,085,991
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                      395,000                    402,793
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity Health Center), 5%, 2013                   875,000                    910,009
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's Hospital), "E",
MBIA, 5%, 2032                                                                                 750,000                    774,533
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan
Obligations Group), 5.75%, 2010                                                                250,000                    266,130
---------------------------------------------------------------------------------------------------------------------------------
Saratoga County, NY, Industrial Development Agency Facilities Rev
(Saratoga Hospital), "A", 5%, 2014                                                             205,000                    215,918
---------------------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community Medical Center),
MBIA, 5.25%, 2006                                                                              935,000                    953,999
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities Rev
(Palmetto Health Alliance), "A", 4.25%, 2005                                                   290,000                    290,000
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                                    675,000                    708,170
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev
(Northcrest Medical Center), 5.25%, 2013                                                       485,000                    498,517
---------------------------------------------------------------------------------------------------------------------------------
St. Cloud, MN, Health Care Rev. (St. Cloud Hospital), "A", FSA, 5.5%, 2006                     260,000                    264,659
---------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 5.7%, 2010                                 220,000                    237,037
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities Board Rev
(Wellmont Health Systems), 4%, 2005                                                            500,000                    500,180
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 4.5%, 2006           500,000                    502,600
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007             500,000                    512,520
---------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009              250,000                    270,437
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center), 6.5%, 2005                20,000                     20,053
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center),
ETM, 6.5%, 2005++++                                                                             80,000                     80,247
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian
Healthcare, Inc.), 5%, 2006                                                                     65,000                     65,842
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare,
Inc.), 5.25%, 2012                                                                             610,000                    640,659
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare,
Inc.), 5.25%, 2013                                                                             645,000                    675,863
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5%, 2007                                                                            260,000                    268,258
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,795,648
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034       $     735,000            $       725,820
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5%, 2006                         $      50,000            $        50,934
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033      $     330,000            $       338,323
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.), 4.6%, 2014                            350,000                    361,599
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       699,922
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
(Republic Services, Inc.), "A", 4.95%, 2012                                              $     250,000            $       261,707
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.), 3.75%, 2027                                  500,000                    501,430
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.)
"A", 5.3%, 2015                                                                              1,000,000                  1,047,010
---------------------------------------------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev. (Republic Services), 4.25%, 2033                          $   1,000,000            $       984,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,794,437
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                $     375,000            $       401,707
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010              610,000                    624,091
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3%, 2011                       575,000                    575,368
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev. Special Facilities (FedEx Corp.), 5.1%, 2017        1,320,000                  1,378,212
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A", 6%, 2006                            100,000                    102,385
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017                    300,000                    318,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,400,627
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev
(International Paper Co.), "A", 5%, 2013                                                 $     750,000            $       783,952
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "B", 6.45%, 2012++++                                                1,500,000                  1,744,635
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.25%, 2010                                                                   250,000                    263,752
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.3%, 2012                                                                    570,000                    605,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,398,067
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose Stadium Facility), "A",
MBIA, 5%, 2010                                                                           $   1,000,000            $     1,078,820
---------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium),
MBIA, 6%, 2011                                                                               1,000,000                  1,105,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,184,340
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                           $     545,000            $       545,360
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010             500,000                    426,630
---------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                       685,000                    741,211
---------------------------------------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A",
FSA, 5.5%, 2011                                                                                500,000                    555,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,268,281
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Construction Loan Notes, "B",
FSA, 3.15%, 2008                                                                         $   1,000,000            $       991,070
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007               150,000                    152,283
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                        500,000                    529,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,673,313
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev. "A", FGIC, 5%, 2016                        $     690,000            $       743,027
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                                          $   1,000,000            $     1,036,750
---------------------------------------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                                            845,000                    947,135
---------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                          425,000                    474,997
---------------------------------------------------------------------------------------------------------------------------------
State of California, Economic Recovery, "B", 5%, 2023                                          745,000                    784,515
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 4.75%, 2016                       695,000                    685,972
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,929,369
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 5.4%, 2010                          $       5,000            $         5,145
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program,
"A-3", 6.3%, 2012                                                                        $      80,000            $        82,761
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program,
"A-3", 7.25%, 2010                                                                       $      70,000            $        72,045
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program,
"B-3", 6.7%, 2016                                                                               45,000                     45,226
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program,
"C-2", 8.4%, 2021                                                                               45,000                     47,377
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                   230,000                    236,438
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage
Acquisition, "F", 3.7%, 2010                                                                   585,000                    574,757
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease Purchase Program),
"A", 5.1%, 2005                                                                                200,000                    200,916
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership,
GNMA, 7.6%, 2015                                                                               105,000                    111,659
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage,
"A", 4.15%, 2007                                                                               300,000                    300,534
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage,
"D", 4.9%, 2008                                                                                515,000                    529,199
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009                    1,885,000                  1,977,026
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A", AMBAC, 4.9%, 2005                160,000                    160,467
---------------------------------------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4", 5%, 2006                           600,000                    606,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,945,311
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                            $     500,000            $       505,805
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev
(Semass Systems), "B", MBIA, 5.625%, 2012                                                      400,000                    441,896
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
(American Ref-fuel), "C", 5.625%, 2024                                                         300,000                    322,521
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                          400,000                    431,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,701,962
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                   $   1,270,000            $     1,396,251
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 10.6%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                    $   1,000,000            $     1,046,570
---------------------------------------------------------------------------------------------------------------------------------
Alaska, COP (Alaska Psychiatric Institute), AMBAC, 4%, 2006                                    500,000                    505,065
---------------------------------------------------------------------------------------------------------------------------------
Arizona, COP, "A", MBIA, 5%, 2006                                                              500,000                    508,285
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, COP, Tourism Development Fee Pledge, AMBAC, 5%, 2011                             650,000                    707,044
---------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010                       725,000                    775,148
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, COP, AMBAC, 5.25%, 2008                                                1,500,000                  1,569,345
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
Enhanced, 5.25%, 2016                                                                        2,335,000                  2,337,919
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
Enhanced, 5.5%, 2018                                                                         1,120,000                  1,169,997
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                             760,000                    814,363
---------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                                                 350,000                    362,197
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A", 5.25%, 2006                              275,000                    278,393
---------------------------------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2007++++                                    1,500,000                  1,580,355
---------------------------------------------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                                              320,000                    327,168
---------------------------------------------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First Mortgage), FGIC, 5.5%, 2007                250,000                    259,523
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                                                    1,000,000                  1,022,750
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                 500,000                    533,395
---------------------------------------------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit Administration Grants),
"B", AMBAC, 5.5%, 2007                                                                         650,000                    682,383
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., (School Districts Financing Program),
"A", MBIA, 5.25%, 2009                                                                       1,000,000                  1,078,830
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                              1,000,000                  1,018,550
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                              1,000,000                  1,052,470
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                       675,000                    736,715
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., Correctional Capital, "A",
AMBAC, 5.4%, 2006                                                                            1,000,000                  1,011,630
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                        425,000                    453,649
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA, 5%, 2009                         1,290,000                  1,371,399
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building),
"A", 5.375%, 2009++++                                                                        1,000,000                  1,092,830
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development,
AMBAC, 5.25%, 2011                                                                           1,900,000                  2,088,879
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                       250,000                    262,135
---------------------------------------------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC, 3.25%, 2007                               500,000                    502,875
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A", AMBAC, 5.5%, 2008                    500,000                    532,125
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex),
AMBAC, 5.75%, 2011                                                                             160,000                    176,378
---------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility
Lease Rev., 5.25%, 2012                                                                         85,000                     89,338
---------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility
Lease Rev., 5.25%, 2013                                                                        215,000                    225,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,173,453
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut State Higher Education Supplemental Loan Authority Rev. (Family
Education Loan Program), "A", MBIA, 4.125%, 2013                                         $   1,000,000            $       998,910
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                           85,000                     86,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,085,603
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                                    $     500,000            $       546,380
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                    250,000                    265,882
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Gallery Place), FSA, 4%, 2006                             370,000                    373,992
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                  2,730,000                  2,955,826
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "C", 5.5%, 2005                                1,000,000                  1,003,920
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note,
"A", 5%, 2013                                                                                  200,000                    214,518
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note,
"A", 5%, 2014                                                                                  250,000                    269,202
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,629,720
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham Jefferson Civic Center Authority, Special Tax, "A", FSA, 5.25%, 2007          $   1,250,000            $     1,290,125
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation Central, "A",
AMBAC, 0%, 2006                                                                              1,000,000                    960,610
---------------------------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011             570,000                    606,839
---------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assessment
(Castle Hills Number 3), 4.125%, 2006++++                                                      500,000                    508,215
---------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                   285,000                    292,581
---------------------------------------------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated Tax Rev.,
AMBAC, 4.75%, 2005                                                                             345,000                    346,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,004,536
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                  $     450,000            $       468,639
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "A", 5%, 2021                                        750,000                    758,775
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                                    195,000                    196,999
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                     225,000                    238,151
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019                                       685,000                    697,816
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,360,380
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems Rev., 5%, 2007               $   1,000,000            $     1,035,450
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006                                $     550,000            $       561,044
---------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                    235,000                    253,746
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                     1,000,000                  1,097,780
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority, Transportation Systems,
"B", FGIC, 5.25%, 2014                                                                       1,000,000                  1,110,830
---------------------------------------------------------------------------------------------------------------------------------
New Mexico State Highway Commission, Tax Rev., "A", 5.5%, 2006                                 430,000                    440,045
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "A", FGIC, 5.25%, 2010              1,000,000                  1,085,810
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "C", FGIC, 5.5%, 2006               1,200,000                  1,221,504
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC, 5.5%, 2007                            1,000,000                  1,036,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,807,689
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Auburn University, AL, University Athletics Rev., AMBAC, 5%, 2006                        $     255,000            $       258,909
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                         445,000                    481,107
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), 3.35%, 2034          1,550,000                  1,514,474
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 4%, 2006              615,000                    616,291
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts College of
Pharmacy), "C", 5%, 2007                                                                       475,000                    484,429
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New England College), 4%, 2008               560,000                    554,305
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                 150,000                    155,081
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology),
"K", 5.25%, 2012                                                                               375,000                    415,691
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building, Higher Education
(Johnson & Wales), XLCA, 5%, 2010                                                            2,265,000                  2,428,986
---------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010                250,000                    275,363
---------------------------------------------------------------------------------------------------------------------------------
Texas A&M University Rev., Financing Systems, 2.5%, 2006                                       750,000                    747,608
---------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems,
MBIA, 5%, 2007                                                                                 500,000                    521,970
---------------------------------------------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA, 5%, 2006                                  570,000                    580,545
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback Stadium), FSA, 3.55%, 2021           500,000                    504,515
---------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                  580,000                    617,636
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,156,910
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                     $   1,000,000            $     1,092,800
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0%
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                         $     100,000            $       103,661
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev
(Pacific Gas & Electric) "A", FGIC, 3.5%, 2023                                           $   1,000,000            $     1,006,670
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev
(Virginia Electric & Power Co.), 5.25%, 2008                                                   250,000                    254,245
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern California
Edison Co.), 3.25%, 2031                                                                       500,000                    487,270
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032             695,000                    695,250
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.),
"A", FGIC, 3.55%, 2029                                                                         535,000                    535,893
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev
(Tampa Electric Co.), 4%, 2025                                                                 500,000                    503,815
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Gas Supply Rev. (Peoples Gas Light & Coke
Co.), "B", AMBAC, 3.05%, 2033                                                                1,000,000                    995,670
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev. (Commonwealth Edison
Co.), "B", AMBAC, 4.4%, 2006                                                                   500,000                    509,355
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev. (Illinois Power),
AMBAC, 7.375%, 2006++++                                                                        580,000                    615,432
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI, Power Co.), "F", 2.625%, 2019           775,000                    768,544
---------------------------------------------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (Virginia
Electric & Power Co.), "A", 2.3%, 2031                                                       1,000,000                    981,570
---------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.),
"B", 4.875%, 2027                                                                              420,000                    444,557
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (United
Illuminating Co.), AMBAC, 3.65%, 2027                                                        1,000,000                    993,450
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal
Associates), 3.3%, 2033                                                                        775,000                    769,916
---------------------------------------------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Board, Pollution Control Rev. (Southern
Electric Gaston), "A", AMBAC, 4.2%, 2019                                                       500,000                    503,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,065,017
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC, 5.75%, 2006                       $     325,000            $       337,265
---------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008                    400,000                    418,084
---------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                            1,380,000                  1,450,353
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007                                      480,000                    489,475
---------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC, 5.25%, 2008                  500,000                    530,710
---------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                      500,000                    570,905
---------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                             500,000                    526,805
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2011                                280,000                    303,332
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012                                560,000                    609,717
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013                                280,000                    306,368
---------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                     500,000                    542,375
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                        1,100,000                  1,158,179
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                 600,000                    638,250
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., Refunding & Improvement,
"A", MBIA, 5%, 2011                                                                            500,000                    540,840
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011             185,000                    190,883
---------------------------------------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev. (Belle River), "A", MBIA, 5.25%, 2008                        500,000                    525,490
---------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                         1,000,000                  1,088,310
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007                                      695,000                    705,098
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, "A", MBIA, 5.5%, 2013                           500,000                    550,705
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, MBIA, 5.25%, 2007                               500,000                    515,205
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                                 750,000                    798,173
---------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                           500,000                    541,020
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., "2000", 5.8%, 2006                                       355,000                    360,297
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007                                  1,000,000                  1,035,020
---------------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008                                1,000,000                  1,066,130
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                  500,000                    518,015
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                                         500,000                    514,470
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                  595,000                    658,195
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev., "A", 5.5%, 2010            600,000                    652,554
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev.,
"A", FSA, 5.25%, 2011                                                                        1,000,000                  1,094,650
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                        500,000                    550,705
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                                           1,125,000                  1,139,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,927,563
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011                                $   1,000,000            $     1,150,530
---------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev.,
AMBAC, 4.5%, 2008                                                                              500,000                    519,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,670,000
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                                    $     925,000            $     1,005,447
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley Creek Water Facilities, "A",
AMBAC, 4.4%, 2008                                                                              490,000                    503,397
---------------------------------------------------------------------------------------------------------------------------------
Gwinnett County, GA, Water & Sewer Rev., 5.2%, 2007++++                                        615,000                    654,329
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011                    400,000                    441,144
---------------------------------------------------------------------------------------------------------------------------------
Hempfield Township Pennsylvania Municipal Authority, Sewer Rev. (Westmoreland
County), FSA, 5%, 2013                                                                         845,000                    929,120
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                       1,485,000                  1,653,830
---------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                 750,000                    825,217
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority, Water Facility Rev
(Pennsylvania-American Water Co.), AMBAC, 3.6%, 2033                                         1,000,000                    997,580
---------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project),
FSA, 5%, 2013                                                                                  540,000                    591,073
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA, 5.5%, 2007                                 1,105,000                  1,156,383
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                        595,000                    636,894
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                         200,000                    205,940
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009               255,000                    274,650
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                                        750,000                    806,385
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                 475,000                    500,061
---------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                             690,000                    766,300
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                                   500,000                    518,720
---------------------------------------------------------------------------------------------------------------------------------
State of Kansas, Development Finance Authority Rev., Water Pollution Control
Revolving Fund, 5%, 2008                                                                       500,000                    525,865
---------------------------------------------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas, FSA, 4%, 2007                                          500,000                    508,335
---------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                   1,000,000                  1,109,870
---------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                           500,000                    545,795
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                                          1,260,000                  1,339,821
---------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                            300,000                    323,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,819,286
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $239,337,201)                                                             $   242,885,119
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 2.35%, due 8/04/05                                                       $     200,000            $       200,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), "A", 2.33%, due 8/01/05                                                             200,000                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp., Special Facilities
Rev. (Texas Medical Center), MBIA, 2.33%, due 8/01/05                                          200,000                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.32%, due 8/04/05                          100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
Facilities (Stowers Institute), 2.32%, due 8/04/05                                           1,400,000                  1,400,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 2.26%,
due 8/01/05                                                                                    200,000                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital
Loan Program), 2.34%, due 8/01/05                                                              900,000                    900,000
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev.,
"C-2", 2.27%, due 8/04/05                                                                      100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 2.3%, due 8/03/05                                                      200,000                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                              $     3,500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $242,837,201)                                                                 $   246,385,119
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                     862,966
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   247,248,085
---------------------------------------------------------------------------------------------------------------------------------
 ++++ Refunded bond.
   ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

 COP = Certificate of Participation ETM = Escrowed to Maturity.

Insurers
----------------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
CIFG              = CIFG Group
FGIC              = Financial Guaranty Insurance Co.
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = MBIA Insurance Corp.
PSF               = Permanent School Fund
Q-SBLF            = Qualified School Board Loan Fund
XLCA              = XL Capital Insurance Co.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $ 242,833,574
                                                        =============
Gross unrealized appreciation                           $   3,967,235
Gross unrealized depreciation                                (415,690)
                                                        -------------
Net unrealized appreciation (depreciation)              $   3,551,545
                                                        =============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                         Notional Principal                                                       Unrealized
                                         Amount of            Cash Flows Paid          Cash Flows                 Appreciation
Expiration                Currency       Contract             by the Fund              Received by the Fund       (Depreciation)
                                                             Fixed - 10 Year
                                                              BMA Swap Index,          Floating - 7 Day
--------------------------------------------------------------------------------------------------------------------------------

8/18/15                   USD            $ 5,000,000            (3.647%)                 BMA Swap Index            $    5,072
                                                                                                                   ----------
                                                              Fixed - 10 Year
                                                              LIBOR Swap Index,        Floating - 3 Month
11/28/15                  USD             10,000,000            (4.598%)                 LIBOR Swap Index             135,162
                                                                                                                   ----------
                                                              Fixed - 10 Year
                                                              LIBOR Swap Index         Floating - 3 Month
12/01/15                  USD             10,000,000            (4.335%)                 LIBOR Swap Index             341,374
                                                                                                                   ----------
                                                                                                                   $  481,608
                                                                                                                   ==========

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 92.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                                               $   4,937,000         $    5,501,235
---------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                                 5,140,000              5,511,848
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                                 4,134,000              4,392,375
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                  6,270,000              5,802,741
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                               6,693,000              7,934,297
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                4,931,000              6,226,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,368,559
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $   2,541,131         $    2,503,952
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                                                         4,398,863              4,387,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,891,224
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                                                     $   4,302,000         $    4,213,306
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & Securitized - 9.9%
---------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019+**                                                $   1,481,550         $        4,445
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                  4,595,000              4,710,197
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., "G", 6.1%, 2045##                                                                   2,150,000              1,996,891
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.0064%, 2026                                                   4,095,000              4,209,286
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                                        927,293                933,233
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                      5,180,000              5,205,900
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                      4,350,000              4,268,459
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                           4,039,542              4,115,430
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                 3,966,000              4,039,994
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                              4,362,000              4,388,322
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                7,385,000              7,656,412
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                5,200,000              5,591,185
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 1.0142%, 2008^^                                      72,753,177              2,531,389
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                699,000                695,343
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                        1,209,279              1,203,611
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                                 4,668,000              4,808,040
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          5,216,719              5,415,136
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       2,675,000              2,677,126
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., FRN, 7.6145%, 2032                                                1,390,000              1,528,280
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                       4,240,000              4,129,254
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                       5,502,748              5,439,983
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan Corp., 6.5%, 2014##                                                        2,733,000              2,349,526
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.804%, 2023^^                                                  20,474,837              3,493,179
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                3,028,000              3,340,964
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           4,140,000              3,911,521
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6527%, 2034##                                  3,065,000              3,331,393
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.305%, 2042                                    3,544,438              3,487,574
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 4.3188%, 2040                                                           771,000                774,132
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                        4,670,000              4,615,018
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                   3,960,000              4,221,912
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9546%, 2028^^                         45,912,479              1,380,129
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                      6,477,000              6,626,561
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                     5,033,000              5,239,221
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                      6,145,781              6,370,729
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.5854%, 2030^^##                                         149,251,124              3,006,276
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^^                                            62,611,475              1,150,880
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 4,166,584              4,110,993
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.3478%, 2013##                              3,468,000              3,811,695
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                             150,752                150,377
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                         2,798,207              2,892,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  139,812,188
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                  $   2,984,000         $    2,530,005
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                5,536,000              5,217,359
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                              8,815,000              8,897,059
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     4,197,000              4,054,571
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                     4,461,000              4,345,215
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                              19,878,000             17,939,895
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                          1,859,000              1,926,491
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                               3,004,000              3,364,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,275,075
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $   4,214,000         $    5,941,276
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                    4,158,000              4,225,568
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                8,135,000              9,238,936
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049##                                                 10,798,000             12,778,159
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                     5,758,000              5,937,938
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049##                                                       7,063,000              7,009,787
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##                                   6,696,000              6,467,753
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                        5,712,000              5,719,243
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                    8,144,000              9,383,452
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           7,199,000              7,612,748
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                       4,196,000              4,472,936
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                      5,310,000              5,526,547
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                               9,752,000             10,701,728
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                                                    4,178,000              4,215,669
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                         3,595,000              3,561,592
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049, 6.425%, 2049                                  6,325,000              6,896,223
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                            12,502,000             13,246,144
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                               3,542,000              3,555,283
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               6,193,000              6,809,067
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                                5,204,000              6,168,920
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                     3,896,000              3,867,770
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                     7,936,000              9,075,760
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank, 4.75%, 2015                                                           3,642,000              3,596,093
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  156,008,592
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                       $   6,087,000         $    5,818,241
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                                 5,875,000              6,073,281
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                   2,229,000              2,128,695
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                   16,336,000             18,065,598
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                             3,539,000              4,416,431
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,502,246
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                     $   4,186,000         $    4,138,326
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.55%, 2010                                                             5,593,000              5,544,906
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      8,405,000              8,965,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     7,094,000              7,737,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,385,424
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                   $   6,465,000         $    6,847,204
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                             4,195,000              4,632,698
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,479,902
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                    $   1,970,000         $    2,102,975
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                     $   2,831,000         $    3,199,030
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                       4,002,000              4,031,383
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                    3,106,000              3,216,173
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,446,586
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $   4,801,000         $    5,266,702
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                       2,435,000              2,665,646
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,932,348
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                     $   4,995,000         $    5,494,500
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                4,625,000              5,000,781
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,495,281
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                                                    $   2,339,000         $    2,320,230
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                         6,654,000              7,160,795
---------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                                8,035,000              8,985,219
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                         5,900,000              6,717,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,183,854
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                                  $   3,528,000         $    3,568,043
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                      1,640,000              1,992,600
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                          540,000                656,100
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                      1,550,000              1,910,375
---------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                                  2,976,700              3,278,091
---------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017                                                                 1,500,000              2,020,500
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                            2,800,000              3,501,509
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                              1,531,000              1,914,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,841,793
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                         $   2,488,845         $    2,523,067
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                                   581,000                723,345
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                 1,842,000              2,308,947
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                       830,000                726,250
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                  688,000                850,368
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                                3,394,000              3,884,433
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,016,410
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                       $   2,572,000         $    2,781,698
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                              1,535,000              1,661,638
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                        2,715,000              2,860,035
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                    8,628,000              9,071,540
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                  7,186,000              7,959,796
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 6.5%, 2008                                                         2,560,000              2,649,772
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                       3,010,000              3,054,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,039,289
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $   2,466,000         $    2,925,995
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                          593,000                658,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,584,225
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                              $   6,649,000         $    8,269,727
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                     3,726,000              3,787,967
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                    2,897,000              3,151,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,209,019
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                $   3,474,000         $    3,423,464
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                       1,244,000              1,320,648
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                  2,384,000              2,603,504
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,347,616
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                         $   5,455,000         $    5,945,950
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                           $   4,287,000         $    4,796,081
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                   3,121,000              3,578,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,374,741
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                   $   6,189,000         $    6,447,230
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015##                                                     4,331,000              4,387,667
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                     4,102,000              4,522,455
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                           4,190,000              4,609,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,966,352
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                              $   5,830,000         $    5,565,324
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                            4,716,000              4,946,584
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                          4,623,000              4,883,169
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,395,077
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                       $   3,670,000         $    3,744,446
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, Inc., 5.625%, 2015                                                   5,453,000              5,405,466
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,149,912
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                              DKK   26,148,000           $  4,843,445
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                         EUR    3,539,000              4,982,282
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                                             EUR    3,615,000              4,974,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,800,413
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                              $   4,675,000         $    4,739,922
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                       $   4,117,000         $    4,620,110
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                          2,545,000              2,787,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,407,302
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                      $   2,308,000         $    2,499,864
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                      5,368,000              5,341,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,841,024
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                                                  $   8,133,760         $    8,405,247
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                   45,333,572             46,048,391
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                          14,195,195             13,981,913
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                    4,471,922              4,767,620
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                          10,292,813             10,658,930
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2035                                                                      10,394,000             10,445,970
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                            3,229,641              3,298,979
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                                                       98,674                105,584
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                             517,000                540,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   98,253,410
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Refunding General Improvement, 5%, 2015                                      3,885,000         $    4,243,197
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Rev. Refunding Transportation,
"E", 5.5%, 2015                                                                                  4,405,000              5,061,521
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, 5%, 2015                                                                        3,565,000              3,909,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,213,990
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $   8,438,000         $    9,875,261
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.875%, 2033                                                   5,864,000              6,466,549
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                     6,187,000              7,442,058
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                  3,345,000              3,510,524
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                      2,059,000              2,099,919
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,394,311
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                 $   5,027,000         $    5,602,039
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         4,050,000              4,525,875
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            2,937,000              3,098,535
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010                                         11,689,000             13,339,171
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                         4,374,000              5,850,903
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                             5,869,000              5,900,974
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                               5,886,000              5,971,841
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                                       EUR    3,282,000              4,159,122
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                         $   3,188,000              3,239,129
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                              2,346,000              2,475,147
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                            4,820,000              5,565,365
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             3,786,000              4,124,612
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                             8,539,000              9,821,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   73,673,938
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  $   3,395,000         $    3,508,593
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $   5,206,000         $    5,387,112
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                           $   3,075,000         $    3,506,210
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $   2,145,000         $    2,102,100
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             $   3,975,000         $    4,531,500
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                        $   4,932,000         $    5,305,599
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                                 3,432,000              3,672,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,977,839
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                               $   4,920,000         $    5,042,267
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                     4,476,000              4,735,738
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                               3,349,000              3,531,956
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                            6,890,000              7,131,446
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                             4,283,000              4,626,124
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                               6,252,000              6,327,874
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,395,405
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $   5,642,000         $    6,740,531
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                $   4,200,000         $    4,452,000
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                               4,765,000              5,396,363
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                5,894,000              5,647,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,496,088
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                       $   5,052,000         $    5,349,280
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                  $   2,747,000         $    3,017,077
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                                                     $   3,431,000         $    3,335,279
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                            6,290,000              4,827,575
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                        2,722,000              3,760,544
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                           3,758,000              4,041,729
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         3,190,000              3,297,663
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                                               3,315,000              3,555,338
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,818,128
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                 $   5,021,000         $    5,502,343
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                               7,722,000              7,915,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,417,393
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                     $   5,930,000         $    7,512,373
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                         $  23,796,000         $   24,859,729
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                        11,413,000             12,464,229
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                          2,542,000              2,618,456
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                       7,644,811              7,715,394
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       6,371,331              6,226,294
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                       6,877,960              6,956,430
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                       4,169,040              4,185,707
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                      7,100,000              7,033,932
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                      10,485,000             10,658,267
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                       8,601,000              8,478,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   91,196,653
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                            $   2,336,000         $    3,400,340
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                6,428,000              7,304,316
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                               40,540,000             40,809,226
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                               11,360,000             11,216,228
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                             14,525,237             15,654,342
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              7,178,683              7,256,077
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,640,529
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                        $   9,886,000         $   11,519,068
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                                                            5,155,000              5,268,163
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                          5,066,000              5,534,605
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                      3,922,000              4,301,775
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     5,750,000              7,022,113
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       4,189,000              4,456,690
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           7,785,000              8,587,937
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   5,158,000              5,546,769
---------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                                   682,943                729,650
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                             3,010,000              3,400,469
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                 1,767,686              1,793,688
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                                 200,000                206,000
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       3,950,000              4,226,500
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                      2,502,000              2,848,102
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                     1,718,000              2,343,495
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                    3,882,333              3,803,599
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                          5,286,000              5,214,523
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                   6,278,896              6,850,652
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,653,798
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,276,839,986)                                                                      $1,309,542,863
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.3%, dated 07/29/05, due 08/01/05, total to be received $90,803,964
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  90,779,000         $   90,779,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,367,618,986)                                                                $1,400,321,863
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                  13,669,395
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,413,991,258
---------------------------------------------------------------------------------------------------------------------------------

** Non income producing security - in default.

^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

## SEC Rule 144A restriction.

 + Restricted security.

 FRN=Floating Rate Note. The interest rate is the rate in effect as of period end.
 TBA=To Be Announced
TIPS=Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      DKK= Danish Krone
      EUR= Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                     $1,379,468,575
                                                   ==============
Gross unrealized appreciation                      $   37,840,131
Gross unrealized depreciation                         (16,986,843)
                                                   --------------
      Net unrealized appreciation(depreciation)    $   20,853,288
                                                   ==============

(2) Restricted Securities

At July 31, 2005, the fund owned the following restricted security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting less than 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such security be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.




                              DATE OF     SHARE/PRINCIPAL
DESCRIPTION                 ACQUISITION       AMOUNT         COST        VALUE
-------------------------------------------------------------------------------
Airplane Pass-Through Trust   3/13/1996     1,481,550     $1,481,550    $ 4,445

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) LIMITED MATURITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                               PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.7%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                             $   4,060,000           $  3,992,312
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 4.91%, 2006                                                                 1,977,000              1,988,012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,980,324
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                                        $   1,171,437           $  1,131,486
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                                            $   7,450,000           $  7,354,372
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 25.2%
---------------------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, 3.67%, 2035                                                  $   4,995,000           $  4,995,000
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                              957,278                959,701
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                  272,213                271,372
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.76%, 2034                                                2,297,027              2,298,463
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 3.77%, 2035##                                                    3,317,408              3,317,408
---------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, 5.22%, 2040##                                                               1,526,000              1,525,965
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 3.9263%, 2008##                                            2,900,000              2,903,625
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                      2,050,000              2,060,250
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                      2,851,383              2,857,239
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                      6,610,000              6,486,096
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                                                        1,215,000              1,200,193
---------------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 3.84%, 2013                                                                4,800,000              4,803,586
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                          1,366,402              1,405,443
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 3.8181%, 2011                                             2,530,000              2,535,138
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                 3,375,000              3,437,968
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8464%, 2032^^##                                         30,571,137              1,485,837
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, FRN, 3.5781%, 2017##                               3,400,000              3,399,240
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 3.7181%, 2011                                                        1,776,444              1,773,266
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                              2,266,000              2,254,145
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                          850,781                841,209
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                           319,093                318,295
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                          217,640                216,620
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009                                2,240,000              2,386,052
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                                     3,869,566              4,016,745
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                                                      3,149,000              3,141,124
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                       3,885,249              3,840,934
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                           3,411,000              3,340,605
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                        1,117,634              1,172,975
---------------------------------------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                                               2,362,274              2,349,811
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                               1,611,316              1,669,911
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                               2,087,744              2,151,771
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                        2,199,788              2,185,738
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                               166,440                166,568
---------------------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., 3.926%, 2035                                                      2,177,207              2,177,207
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 4.3188%, 2040                                                         2,600,000              2,610,563
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                          4,400,000              4,372,286
---------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, FRN, 3.88%, 2012                                                 882,026                883,198
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                     1,464,662              1,461,815
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                                                          689,447                685,351
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                          500,000                494,113
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.78%, 2033                                                                     1,710,611              1,714,516
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.83%, 2034                                                                     2,912,587              2,917,419
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.92%, 2034                                                                     3,065,881              3,076,081
---------------------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, 3.6%, 2036                                                           3,055,440              3,055,761
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                      4,651,571              4,824,458
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                        476,594                487,576
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                                   3,500,000              3,620,966
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.5224%, 2035^^                         73,388,509              1,517,403
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                  3,367,000              3,272,186
---------------------------------------------------------------------------------------------------------------------------------
Medallion Trust, 3.7906%, 2031                                                                     357,284                357,749
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                              2,363,734              2,445,434
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.8867%, 2030                                            2,180,000              2,286,121
---------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                            9,555                  9,559
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, 3.67%, 2035                                                        2,950,133              2,950,133
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                      2,000,000              2,081,007
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9428%, 2031^^##                                          37,741,783              1,102,094
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                     2,269,484              2,355,447
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^^                                            30,147,107                554,143
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                          2,303,306              2,404,433
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.5141%, 2023^^                                                 32,531,467                634,926
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, 4.532%, 2035                                                 2,600,000              2,576,944
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 3.958%, 2034                                                      1,809,221              1,791,612
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 1,492,757              1,472,840
---------------------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 3.75%, 2034                                                     3,732,306              3,736,389
---------------------------------------------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 3.73%, 2035                                           7,100,000              7,111,932
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                        2,975,957              2,960,461
---------------------------------------------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 3.6881%, 2010##                                                  4,250,000              4,258,632
---------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, FRN, 3.8381%, 2008##                                          3,040,678              3,040,670
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                           1,727,005              1,722,023
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                              77,886                 77,692
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.67%, 2032                                           7,773,377              7,780,230
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 3.74%, 2035##                                                                          3,500,000              3,498,600
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 3.59%, 2036##                                                                          1,260,000              1,260,000
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                              4,270,000              4,162,012
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 3.71%, 2034                                                   2,347,535              2,352,408
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              2,054,991              2,028,847
---------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 3.77%, 2029                                      1,776,991              1,781,789
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 3.8%, 2033                                                  2,631,026              2,627,885
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                         2,765,850              2,858,748
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                          588,659                585,148
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                        4,104,514              4,077,428
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.72%, 2009                                                        2,450,000              2,451,648
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                                            2,578,873              2,553,441
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                   625,974                625,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $199,513,042
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                      $   2,050,000           $  2,046,167
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                6,300,000              6,061,186
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                                    1,810,000              1,821,928
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                    4,510,000              4,324,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,253,487
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Bank One Corp., 7.875%, 2010                                                                 $   5,066,000           $  5,750,280
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                     1,863,000              1,921,219
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 5.0681%, 2012##                                          1,700,000              1,653,250
---------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                                               2,500,000              2,609,308
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                             1,250,000              1,253,374
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                               7,500,000              7,525,598
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                     6,100,000              5,961,837
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                               5,324,000              5,842,494
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, FRN to 2049                                         1,110,000              1,177,132
---------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                                                    3,920,000              4,054,295
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                        4,210,000              4,266,431
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                        3,000,000              2,937,834
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                          3,300,000              3,288,490
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                             7,367,000              7,805,499
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049                                                            1,125,000              1,159,705
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049##                                                          1,150,000              1,185,476
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                                2,725,000              2,943,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                                                       4,300,000              4,492,498
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                                       2,770,000              2,901,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 68,729,461
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                                       $   2,100,000           $  2,038,058
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                           2,800,000              2,751,935
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                    3,100,000              3,330,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,120,425
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                     $   3,208,000           $  3,171,464
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.55%, 2010                                                             3,200,000              3,172,483
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.35%, 2009                                                           3,900,000              4,277,813
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                                      7,200,000              6,987,542
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.25%, 2010                                                           4,600,000              4,514,997
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,124,299
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                                     $   3,480,000           $  3,930,013
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                              $   5,005,000           $  5,065,946
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                       1,660,000              1,672,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,738,134
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                    $   3,321,000           $  3,366,790
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                  $   2,700,000           $  2,765,456
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                                          $   2,640,000           $  2,667,870
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                                                    $   2,682,000           $  2,660,477
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009##                                                 $   2,300,000           $  2,253,453
---------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                                              2,500,000              2,499,418
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,752,871
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                                                          $   2,600,000           $  2,731,300
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                                                2,200,000              2,390,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,122,260
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                             $   1,155,000           $  1,147,541
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 6.5%, 2008                                                         2,000,000              2,070,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,217,675
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                                               $   5,250,000           $  5,289,737
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                 $   3,970,000           $  4,036,025
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                $   3,091,000           $  3,046,035
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                           660,000                669,690
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                       4,400,000              4,285,587
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                                         8,239,000              8,337,580
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                                       3,125,000              3,049,216
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                             9,500,000              9,512,797
---------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                                      2,341,000              2,349,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,250,288
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                                        $   5,180,000           $  5,058,280
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                      3,600,000              3,537,806
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,596,086
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                                  $   2,600,000           $  2,555,563
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                                $   3,090,000           $  3,119,664
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                            $   2,615,000           $  2,635,026
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                     4,530,000              4,358,494
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                          3,380,000              3,570,216
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,563,736
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                                             $   2,305,000           $  2,321,587
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                       2,500,000              2,454,053
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                              1,750,000              1,751,554
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                         5,040,000              4,973,593
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, 5.125%, 2010                                                         2,241,000              2,230,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,731,472
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                                                  $   7,200,000           $  7,180,841
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                                                    4,580,000              4,486,124
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                                                     6,400,000              6,280,269
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007                                                     2,000,000              2,018,014
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                       1,000,000              1,013,595
---------------------------------------------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006                                                       1,000,000              1,003,575
---------------------------------------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006                                                       220,000                221,803
---------------------------------------------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006                                                       1,500,000              1,508,924
---------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                                                5,020,000              5,025,070
---------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                                            4,820,000              4,731,982
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                                                    4,350,000              4,394,922
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,865,119
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                               $   8,000,000           $  7,633,568
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005                                                         2,146,000              2,187,227
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,820,795
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                              $   4,225,000           $  4,283,673
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                      $   4,100,000           $  4,149,003
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                             900,000              1,008,231
---------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                                 1,790,000              1,822,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,980,154
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                     $   1,481,652           $  1,496,029
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                               424,347                444,354
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                             172,684                182,704
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2019                                                                    8,766,608              8,947,548
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                           1,407,148              1,462,020
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                             4,325,423              4,469,808
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                           4,294,264              4,229,743
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                             7,918,532              7,942,853
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                            1,317,604              1,360,519
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2025                                                                  18,346,100             18,686,700
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                    25,083,326             25,210,654
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                            5,100,000              4,989,359
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac TBA, 5%, 2020                                                                        8,000,000              8,020,000
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                                                      314,579                333,947
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                                                      639,715                674,953
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                            25,434                 25,449
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 88,476,640
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services LLC, 7.5%, 2005                                                   $     810,000           $    810,977
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009                                                   3,800,000              3,739,299
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                    4,380,000              4,405,076
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,955,352
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp., 4.2%, 2009                                                                  $   2,519,000           $  2,479,084
---------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                                                2,350,000              2,382,646
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 7.45%, 2006                                                            5,141,000              5,232,330
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                           2,200,000              2,393,483
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                                                           5,830,000              5,706,451
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                                                 4,100,000              4,019,603
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010##                                                               1,100,000              1,061,418
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                             4,020,000              4,084,473
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                              2,850,000              3,006,893
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                          2,975,000              3,128,587
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 33,494,968
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.1088%, 2005                                                               $   3,900,000           $  3,910,717
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                                             $   1,501,000           $  1,544,646
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                    $   3,713,000           $  3,755,607
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                             $   3,369,000           $  3,617,595
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                               $   3,445,000           $  3,530,612
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                     3,290,000              3,480,915
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                                   2,900,000              3,013,637
---------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                          1,535,000              1,434,505
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                        $   1,900,000           $  2,034,024
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010##                                                            2,258,000              2,222,107
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                               4,800,000              4,858,253
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,574,053
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Golden Funding Corp., 3.71%, 2005##                                                          $   2,500,000           $  2,500,000
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                       $   3,110,000           $  3,293,005
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                   $   1,550,000           $  1,608,393
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                    $   2,162,000           $  2,200,120
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                                6,200,000              6,221,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,421,355
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                      $   3,040,000           $  3,264,352
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                          $   8,305,000           $  8,190,109
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                                                         8,500,000              8,552,088
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                        4,100,000              4,146,781
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,888,978
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                                            $   2,750,000           $  2,707,031
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                                                    5,983,000              5,902,600
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                4,000,000              4,092,968
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                                                            10,500,000             10,931,487
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                2,990,000              2,878,108
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                                                  2,275,000              2,217,504
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,729,698
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                $   5,861,000           $  6,025,612
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                      3,250,000              3,303,589
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                                                2,325,000              2,563,210
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                    3,285,000              3,326,913
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                             4,320,000              4,293,112
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                    4,140,000              4,136,812
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      1,076,000              1,039,659
---------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                             1,147,000              1,158,434
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                            3,826,000              3,846,821
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                           2,585,000              2,496,740
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                               2,610,000              2,670,137
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                              133,000                137,988
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                     3,225,000              3,279,815
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                     1,425,000              1,469,796
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                      1,250,000              1,266,175
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                        4,100,000              4,020,321
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                             3,497,000              3,531,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,566,956
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $791,910,615)                                                                          $782,123,069
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3.30%, dated 7/29/05, due 8/01/05, total to be received $21,860,010
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  21,854,000           $ 21,854,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $813,764,615)                                                                    $803,977,069
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.5)%                                                                               (11,832,735)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $792,144,334
---------------------------------------------------------------------------------------------------------------------------------



 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Abbreviations:

FRN= Floating Rate Note
TBA= To Be Announced

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 7/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $823,757,351
                                                                 ============
Gross unrealized appreciation                                    $    642,863
Gross unrealized depreciation                                     (20,423,145)
                                                                 ------------
         Net unrealized appreciation(depreciation)               $(19,780,282)
                                                                 ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


                                                                    Unrealized
                                                                   Appreciation
Description                Expiration      Contracts   Position   (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Notes
  5 Year Future          September 2005        300      Short       $ 355,379

At July 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) INTERMEDIATE
INVESTMENT GRADE BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.3%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                             $   1,030,000           $  1,012,828
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 4.91%, 2006                                                                   659,000                662,671
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                                                  1,000,000                996,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,671,991
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                                        $     325,399           $    314,302
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                            70,019                 69,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    384,137
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                                            $   2,875,000           $  2,838,096
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 17.8%
---------------------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, 3.67%, 2035                                                  $   1,759,000           $  1,759,000
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                              1,200,000              1,180,104
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                              224,465                225,033
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                            2,000,000              1,991,938
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                  311,101                310,139
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 3.77%, 2035##                                                    1,697,139              1,697,139
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                                  1,500,000              1,510,034
---------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, 5.22%, 2040##                                                                 418,000                417,991
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 3.9263%, 2008##                                              483,333                483,937
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                        310,000                311,550
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                        209,400                209,830
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                      2,820,000              2,767,139
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                      1,000,000                983,321
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                                                          276,000                272,636
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                            160,072                164,645
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                   500,000                509,329
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                   30,000                 31,103
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                1,070,000              1,150,494
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8464%, 2032^^##                                          4,950,791                240,621
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, FRN, 3.5781%, 2017##                               1,500,000              1,499,665
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                668,000                664,505
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                           60,464                 60,181
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                          104,177                103,005
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009                                  520,000                553,905
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                   150,000                154,500
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            659,585                684,672
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                                                       1,000,000              1,123,780
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                                                        400,000                399,000
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                         568,969                562,480
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                             912,000                893,179
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                          303,252                318,268
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.111%, 2023^^                                                   1,102,626                188,117
---------------------------------------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                                                 388,729                386,678
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.9629%, 2043^^##                      8,315,334                361,448
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                 270,433                278,727
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                               1,007,073              1,043,695
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2023                                                                          459,822                456,885
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                   463                    463
---------------------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., 3.926%, 2035                                                      1,200,000              1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 4.3188%, 2040                                                           470,000                471,909
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                            400,000                397,481
---------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, FRN, 3.88%, 2012                                                  84,810                 84,923
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                        74,294                 74,150
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                                                          377,659                375,415
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                          135,000                133,411
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.83%, 2034                                                                     1,532,940              1,535,484
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.92%, 2034                                                                       766,470                769,020
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 2013                             2,195,695              2,203,247
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                        612,433                635,195
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                          6,313                  6,458
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                                   1,000,000              1,034,562
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                      70,000                 74,630
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.5224%, 2035^^                          7,134,914                147,524
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                    796,000                773,585
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                318,563                329,573
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.8867%, 2030                                              170,000                178,275
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, 3.67%, 2035                                                          686,141                686,141
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                        500,000                520,252
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9428%, 2031^^##                                           4,455,337                130,100
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                                                       251,024                261,575
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                       547,964                568,720
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^^                                             2,094,851                 38,506
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 614,887                643,547
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                            490,065                511,581
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, 4.532%, 2035                                                 2,000,000              1,982,265
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 1,100,000              1,085,324
---------------------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 3.75%, 2034                                                       687,897                688,650
---------------------------------------------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 3.73%, 2035                                           3,000,000              3,005,041
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                        1,051,457              1,045,982
---------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, FRN, 3.8381%, 2008##                                            495,763                495,761
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                             563,154                561,529
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                              12,981                 12,949
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.67%, 2035                                           2,621,286              2,623,597
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    2,100,000              2,066,054
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 3.59%, 2036##                                                                            420,000                420,000
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                            1,000,000                983,150
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                                650,000                633,562
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 3.71%, 2034                                                     654,860                656,220
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              1,887,955              1,863,936
---------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 3.77%, 2029                                        181,326                181,815
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 3.8%, 2043                                                    215,658                215,400
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                           423,299                437,517
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                          878,595                873,355
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                          474,933                471,799
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                                              421,997                417,836
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                    50,996                 50,951
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 60,507,093
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                      $     750,000           $    748,597
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                1,600,000              1,539,349
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                1,000,000                942,442
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                                      600,000                603,954
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                    1,900,000              1,821,728
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                   293,000                280,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,936,617
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                $     750,000           $    762,187
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                1,250,000              1,419,627
---------------------------------------------------------------------------------------------------------------------------------
Bank One Corp., 7.875%, 2010                                                                     2,165,000              2,457,433
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049##                                                  1,170,000              1,384,557
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049##                                                       2,000,000              1,984,932
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 5.0681%, 2012##                                            600,000                583,500
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##                                   1,209,000              1,167,789
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                          324,000                324,411
---------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                                                 750,000                782,792
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                                43,000                 43,116
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                               1,460,000              1,464,983
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                             1,002,000                980,902
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                         1,135,000              1,277,830
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                     1,250,000              1,221,688
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           1,750,000              1,850,578
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            1,500,000              1,509,000
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                       752,000                801,632
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                      1,017,000              1,058,474
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                               2,005,000              2,200,263
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, FRN to 2049                                           550,000                583,263
---------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                                                      125,000                129,282
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                                                    1,978,000              1,995,834
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                          605,000                613,109
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                          750,000                734,458
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                          1,200,000              1,195,814
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                             1,844,000              1,953,759
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049                                                              175,000                180,399
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049##                                                            150,000                154,627
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                                  550,000                594,000
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                 980,000              1,077,488
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                                  717,000                849,945
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                                                         250,000                285,265
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                     1,150,000              1,141,667
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                                         700,000                733,292
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                     200,000                217,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,714,986
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                                              $   1,000,000           $  1,040,133
---------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                                                      4,000                  4,350
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                                             500,000                485,252
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                             400,000                393,134
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                             600,000                573,508
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                               150,000                187,190
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                      750,000                805,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,489,317
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                     $   1,199,000           $  1,185,345
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.55%, 2010                                                             1,700,000              1,685,382
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                            1,650,000              1,721,872
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                                      2,300,000              2,232,132
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.25%, 2010                                                           1,600,000              1,570,434
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                           1,500,000              1,553,658
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                          1,000,000                972,002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,920,825
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                         $   1,250,000           $  1,380,422
---------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                                         2,000,000              2,258,628
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,639,050
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                              $   1,900,000           $  1,923,136
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                         181,000                182,329
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                      350,000                362,415
---------------------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014##                                                         2,700,000              2,679,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,147,225
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $     525,000           $    575,926
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                          533,000                540,349
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,116,275
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                  $     155,000           $    158,758
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                                          $      80,000           $     80,845
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                     $   1,260,000           $  1,355,967
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                           12,000                 12,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,368,481
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                                  $     800,000           $    809,080
---------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                                                600,000                599,860
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                                   375,000                414,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,823,315
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                     $     590,000           $    665,962
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                                                                550,000                577,775
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                             750,000                857,813
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                                                  700,000                760,760
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                                    1,000,000                995,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,857,371
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                       $     200,000           $    216,306
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                        1,400,000              1,474,788
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                    45,000                 44,709
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 6.5%, 2008                                                         1,000,000              1,035,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,770,870
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                                               $     925,000           $    932,001
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                                              $     100,000           $    111,375
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                     1,130,000              1,148,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,260,168
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                $     784,000           $    772,595
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                           240,000                243,524
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                       1,700,000              1,655,795
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                         133,000                141,195
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                                         1,044,000              1,056,491
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                                         450,000                439,087
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                             2,800,000              2,803,772
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                                                  170,000                189,360
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                     20,000                 21,841
---------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                                        868,000                871,108
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,194,768
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                                        $   2,100,000           $  2,050,654
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                           550,000                560,393
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                                                      482,000                514,351
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                        850,000                835,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,960,713
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                              $     345,000           $    380,249
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                       80,000                 87,052
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    467,301
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                                  $     500,000           $    491,454
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015##                                                       659,000                667,622
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                         3,000                  3,308
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,162,384
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                                $     700,000           $    706,720
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                            $     260,000           $    261,991
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                    750,000                715,951
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                     1,250,000              1,202,675
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                                                        300,000                308,233
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                           1,500,000              1,510,944
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                            335,000                353,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,353,647
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                                             $     375,000           $    377,698
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                       1,000,000                981,621
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          1,000,000              1,014,031
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           1,249,000              1,274,336
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                150,000                150,133
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                           930,000                917,746
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, Inc., 5.625%, 2015                                                   1,271,000              1,259,921
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,975,486
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                     $     265,000           $    286,668
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                                                        800,000                797,871
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                                                      670,000                656,267
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                                                     1,600,000              1,570,067
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                         300,000                304,078
---------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                                                  475,000                475,480
---------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                                              500,000                490,869
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                                                    1,200,000              1,212,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,793,692
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375%, 2005                                             $     400,000           $    402,022
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                   2,000,000              1,908,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,310,414
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                              $     460,000           $    466,388
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                      $     650,000           $    657,769
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                             600,000                672,154
---------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                                   360,000                366,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,696,544
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                      $     250,000           $    270,782
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 12.4%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                                      $   1,280,857           $  1,323,005
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                            71,000                 73,047
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                                         3,500,000              3,721,583
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.8%, 2011                                                                           1,300,000              1,423,551
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.556%, 2011                                                                         2,969,766              2,959,905
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                           776,468                781,412
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                           950,697                945,837
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                         1,483,488              1,492,532
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                           891,986                938,712
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                            496,541                490,680
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                                 2,101                  2,200
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         1,097,769              1,109,631
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                                 783                    828
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2033                                                                    1,218,975              1,239,237
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                             120,613                125,316
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                               184,000                190,142
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                             1,790,277              1,795,776
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                             975,969                961,305
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2010                                                                        3,110,000              3,069,738
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                              113,507                117,204
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                                                   4,914,338              4,959,480
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                     9,376,729              9,417,484
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                            1,300,000              1,271,797
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac TBA, 5%, 2020                                                                        3,300,000              3,308,250
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                             2,201                  2,203
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                               495,691                509,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 42,230,829
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $     750,000           $    877,749
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009                                                     900,000                885,623
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                     600,000                640,172
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                      120,000                120,687
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                      110,000                119,472
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                  1,000,000              1,049,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,693,187
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                                  $   1,500,000           $  1,521,226
---------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                                                  300,000                304,168
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                           200,000                204,516
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 7.75%, 2011                                                              300,000                343,559
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 7.2%, 2006                                                               905,000                921,077
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                             600,000                652,768
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                             2,000,000              2,010,896
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010##                                                                 600,000                578,955
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                              1,500,000              1,508,483
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                               530,000                538,500
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                            850,000                893,882
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             1,875,000              2,042,696
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,520,726
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.1088%, 2005                                                               $     300,000           $    300,824
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                      1,100,000              1,136,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,437,629
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $   1,000,000           $  1,034,789
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                                             $      90,000           $     92,617
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                                               250,000                268,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    360,905
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                    $     365,000           $    369,188
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                             $   1,400,000           $  1,503,305
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                1,000,000              1,057,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,560,820
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                               $     655,000           $    671,277
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                       885,000                936,356
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                    1,000,000                981,051
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                                     300,000                311,755
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                     1,649,000              1,757,562
---------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                            373,000                348,580
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                              125,000                129,380
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                            1,100,000              1,177,593
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010##                                                              909,000                894,551
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                 730,000                738,859
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.5%, 2009                                                                 1,000,000                979,781
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,926,745
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $     750,000           $    896,030
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                            $   1,500,000           $  1,437,324
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                       $     815,000           $    862,958
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                   $     425,000           $    441,011
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                        200,000                219,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    660,674
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                    $     236,000           $    240,161
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                                1,450,000              1,454,966
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                               1,000,000              1,128,586
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,823,713
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                 $     568,000           $    622,452
---------------------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                          1,300,000              1,395,940
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                 125,000                128,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,146,517
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                     $     100,000           $    126,684
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                                                    $      11,607           $     11,824
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                                          2,425,000              2,701,467
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                           315,000                344,014
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                          1,000,000              1,030,077
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                              1,700,000              1,676,482
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                              6,000,000              6,298,302
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                        3,000,000              3,034,230
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                        1,038,000              1,154,846
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                                                        2,000,000              2,076,502
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                         908,151                916,535
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       2,865,025              2,925,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,169,518
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                                                $     947,000           $    934,274
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                  2,000,000              2,071,016
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                4,000,000              3,850,312
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                                                    370,000                360,649
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                  4,000,000              4,384,532
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                 7,300,000              7,309,125
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014###                                                                 1,825,000              1,791,566
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 2,750,000              2,846,036
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                 2,000,000              1,993,984
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                  500,000                493,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,035,166
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                        $     225,000           $    262,168
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                    2,330,000              2,395,440
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                        750,000                762,367
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                        750,000                822,624
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                                    1,000,000              1,070,969
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 750,000                860,424
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           1,225,000              1,351,345
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                      600,000                607,655
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   1,540,000              1,656,073
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                               500,000                496,888
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                             800,000                902,877
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                      310,000                309,761
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                        119,000                114,981
---------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                               180,000                181,794
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                              325,000                326,769
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                             607,000                586,275
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                                 610,000                624,055
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                               22,000                 22,825
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                       430,000                437,309
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                      941,144                922,058
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                       375,000                386,789
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                           700,000                774,467
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                        363,000                367,697
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                        1,226,000              1,202,174
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                               894,000                902,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,348,688
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $330,002,642)                                                                          $ 327,618,350
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.31%, due 8/01/05<                                             $  11,068,000           $ 11,068,000
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.3%, due 8/01/05<                                               5,260,000              5,260,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                      $ 16,328,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $346,330,642) ~                                                                  $343,946,350
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                 (3,730,395)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $340,215,955
---------------------------------------------------------------------------------------------------------------------------------



 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
  < The rate shown represents an annualized yield at time of purchase.
  ~ As of July 31, 2005, the fund had two securities representing $665,752 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA = To Be Announced.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INVESTMENT GRADE BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $ 349,233,823
                                                             =============
Gross unrealized appreciation                                $   1,528,753
Gross unrealized depreciation                                   (6,816,226)
                                                             -------------
         Net unrealized appreciation(depreciation)           $  (5,287,473)
                                                             =============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                    Unrealized
                                                                   Appreciation
Description                Expiration      Contracts   Position   (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Notes
  5 Year                 September 2005        90        Short      $ 140,640

At July 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.